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                                  ROPES & GRAY
                            ONE INTERNATIONAL PLACE
                        BOSTON, MASSACHUSETTS 02110-2624
                                 (617) 951-7000
                              FAX: (617) 951-7050

                MR. ORCHARD'S DIRECT DIAL NUMBER: (617) 951-7263

                                   May 6, 1998




Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:   The DLB Fund Group (the "Trust")
               FILE NOS. 33-82366 AND 811-08690

Ladies and Gentlemen:

        Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify on behalf of the Trust that (A) the Prospectuses for (i) the DLB Quantitative Equity Fund and (ii) the DLB Global Bond Fund and (B) the Statement of Additional Information for such funds and the DLB Fixed Income Fund, the DLB Global Small Capitalization Fund, the DLB Value Fund and the DLB Mid Capitalization Fund that otherwise would have been filed under 497(c) on behalf of the Trust do not differ from the Prospectuses for the DLB Quantitative Equity Fund and the DLB Global Bond Fund and Statement of Additional Information contained in Post-Effective Amendment No. 8 to the Trust's Registration Statement on Form N-1A, which was filed electronically with the Commission on April 30, 1998.

         If you have any questions, please do not hesitate to call me at (617) 951-7263.


                                                     Very truly yours,

                                                     /s/ Scott E. Orchard
                                                     --------------------
                                                         Scott E. Orchard